COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues (including revenues from related parties of RMB4,131, RMB4,543 and RMB43,678 for the years ended December 2017, 2018 and 2019, respectively)	¥ 579,650	¥ 421,024	¥ 335,037
Cost of revenues
Cost of revenues (including cost of revenues resulting from transactions with related parties of RMB11,844, RMB9,504 and RMB11,082 for the years ended December 2017, 2018 and 2019, respectively)	(110,492)	(87,733)	(83,118)
Gross profit	469,158	333,291	251,919
Operating expenses:
Selling and marketing expenses (including selling and marketing expenses resulting from transactions with related parties of RMB5,306, RMB4,320 and RMB4,761 for the years ended December 2017, 2018 and 2019, respectively)	(99,020)	(77,731)	(60,469)
General and administrative expenses (including general and administrative expenses resulting from transactions with related parties of RMB9,158, RMB10,524 and RMB9,383 for the years ended December 2017, 2018 and 2019, respectively)	(82,615)	(66,993)	(47,252)
Operating income	287,523	188,567	144,198
Interest income	2,200	664	1,828
Change in fair value of warrants	(1,152)
Gains on sale of short-term investments	714	4,842	2,129
Government grants	903	1,395	868
Income before income taxes	290,188	195,468	149,023
Income tax expenses	(44,737)	(30,048)	(20,870)
Net income	245,451	165,420	128,153
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	(7)	49	(82)
Unrealized holding gains on short-term investments, net of RMB266, RMB726 and RMB107 income taxes for the years ended December 31, 2017, 2018 and 2019, respectively	607	4,116	1,863
Less: Reclassification adjustment for gains on short-term investments realized in net income, net of RMB266, RMB726 and RMB107 income taxes for the years ended December 31, 2017, 2018 and 2019, respectively	(607)	(4,116)	(1,863)
Total comprehensive income	¥ 245,444	¥ 165,469	¥ 128,071
Earnings per share for Class A and Class B ordinary shares
Basic and Diluted	¥ 2.74	¥ 1.85	¥ 1.43
Weighted average number of Class A and Class B ordinary shares and ordinary shares equivalents outstanding:
Basic	89,515,153	89,399,642	89,399,642
Diluted	89,545,710	89,399,642	89,399,642